CAPITAL LEASE OBLIGATIONS - Future Minimum Lease Payments under Capital Lease Obligations (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Leases [Abstract]
Year Ending December 31, 2018	$ 35,882
Year Ending December 31, 2019	39,318
Year Ending December 31, 2020	43,296
Year Ending December 31, 2021	47,726
Year Ending December 31, 2022	48,843
Over 2022	542,866
Total minimum lease payments	757,931
Less: amounts representing interest	(458,648)
Present value of minimum lease payments	299,283
Capital Lease Obligations, Current and Noncurrent
Current portion	(33,387)	$ (30,730)
Non-current portion	265,896	$ 262,357
Present value of minimum lease payments	$ 299,283